Nature of Business and Liquidity - IPO (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 13, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	May 02, 2018
Subsidiary, Sale of Stock [Line Items]
Net proceeds		$ 26,335,100	$ 26,335,100
Warrants to purchase number of shares (in shares)			312,500	312,500
Exercise price			$ 5.00	$ 5.00
IPO
Subsidiary, Sale of Stock [Line Items]
Gross proceeds	$ 28,750,000
Shares issued (in shares)	7,187,500
Price per share (in dollars per share)	$ 4.00
Net proceeds	$ 25,400,000
Warrants to purchase number of shares (in shares)	312,500
Exercise price	$ 5.00				$ 2.32
Redemption premium (as a percent)	125.00%
Shares converted (in shares)	1,068,135